UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    228 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     William Hutchens
Title:    President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     William Hutchens       New London, NH       July 20, 2004

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   110

Form 13F Information Table Value Total:    $196,386


           ITEM 1              ITEM 2     ITEM 3    ITEM 4    ITEM 5
ITEM 6             ITEM 7            ITEM 8
       NAME OF ISSUER       TITLE OF CLA CUSIP #  FAIR MKT VA SHARE  (A)
SO(B) SHARE(C) SHAREManagers           VOTING AUTHORITY SHARES
                                                                           AS
DEF IN  OTHER  See Instr (A)SOLE  (B)SH(C)NONE

INST. 5

Abbott Labs                 Common      002824100   1,307.66    32082  x
1600        30482
AllTel Corp                 Common      020039103   1,526.19    30150  x
21700         8450
American Int'l Group        Common      026874107   3,829.02    53718  x
22325        31393
American Power Conv.        Common      029066107     516.30    26275  x
9600        16675
Amgen, Inc                  Common      031162100     764.53    14010  x
750        13260
Anheuser-Busch              Common      035229103     890.46    16490  x
750        15740
AON Corp.                   Common      037389103   1,474.03    51775  x
31725        20050
Applied Micro Circuits Corp.Common      03822W109     245.52    46150  x
38775         7375
Aptargroup Inc.             Common      038336103     531.93    12175  x
4600         7575
Atmel Corp.                 Common      049513104   1,957.03   330580  x
137400       193180
Avanex Corp.                Common      05348W109      66.62    17125  x
17125
Avnet Inc.                  Common      053807103     566.37    24950  x
9475        15475
AVX Corp.                   Common      002444107   3,800.35   263000  x
110425       152575
Barnes & Noble, Inc.        Common      067774109     838.46    24675  x
9250        15425
Bear Stearns Cos.           Common      073902108   5,074.20    60185  x
29350        30835
Bellsouth Corp              Common      079860102   1,571.23    59925  x
46200        13725
BHP Billiton LTD            Common      088606108   3,051.23   174157  x
73827       100330
Borg Warner Auto            Common      099724106     663.12    15150  x
6200         8950
Broadcom Corp               Common      111320107     661.67    14199  x
2585        11614
Cadence Design Sys., Inc.   Common      127387108     458.65    31350  x
15850        15500
Chiron Corp.                Common      170040109      95.98     2150  x
1800          350
Cisco Systems,Inc.          Common      17275R102   2,077.92    87676  x
7525        80151
Citigroup                   Common      172967101   4,904.45   105472  x
46350        59122
Computer Sciences           Common      205363104   3,284.92    70750  x
28600        42150
ConocoPhillips              Common      20825C104   2,454.40    32172  x
13200        18972
Constellation Brands        Common      21036P108     613.57    16525  x
6300        10225
Convergys Corp              Common      212485106     247.94    16100  x
6000        10100
Corning Inc.                Common      219350105     303.78    23260  x
5325        17935
Costco Cos.                 Common      22160K105   3,574.42    86800  x
36700        50100
Coventry Health Care Inc.   Common      222862104   4,617.43    94426  x
38550        55876
Danaher Corp                Common      235851102     268.17     5172  x
5172
Dentsply Int'l              Common      249030107     445.46     8550  x
3300         5250
Devon Energy Corp.          Common      25179M103   4,991.91    75635  x
34500        41135
Distributed Energy Systems  Common      25475V104      27.20    10000  x
10000
E*Trade Financial Corp.     Common      269246104   3,690.09   330950  x
163625       167325
EMC Corp                    Common      268648102     176.30    15465  x
3100        12365
Energen Corp.               Common      29265N108     675.46    14075  x
5600         8475
Engelhard Corp.             Common      292845104   2,734.23    84625  x
28100        56525
Entergy Corp.               Common      29364G103   1,592.08    28425  x
21600         6825
Equitable Resources         Common      294549100   4,127.75    79825  x
34000        45825
Everest Reinsurance Hld.    Common      G3223R108   3,940.85    49040  x
20600        28440
First Data Corp.            Common      319963104   3,257.75    73175  x
31300        41875
Fortune Brands              Common      349631101   4,338.73    57520  x
24025        33495
General Dynamics Corp       Common      369550108   2,693.02    27120  x
16875        10245
Golden West Financial Corp  Common      381317106     444.01     4175  x
4175
Harman International        Common      413086109     705.25     7750  x
3400         4350
Harmonic Inc.               Common      413160102     100.63    11825  x
1825        10000
Herman Miller Inc           Common      600544100     465.21    16075  x
6100         9975
Home Depot                  Common      437076102   3,269.48    92883  x
39600        53283
Ingersoll-Rand Co           Common      G4776G101   1,442.02    21110  x
11400         9710
Intellisync Corp.           Common      458176104      28.70    10000  x
10000
Int'l Business Machines     Common      459200101   1,567.40    17781  x
950        16831
IShares MSCI EAFE           Common      464287465     985.70     6893  x
6893
IShares S&P 600 Growth      Common      464287887     572.42     5865  x
5865
IShares S&P 600 Value       Common      464287879   1,322.43    12055  x
12055
J.P. Morgan Chase & Co.     Common      46625H100   3,995.44   103055  x
47900        55155
JDS Uniphase Corp.          Common      46612J101     109.57    28910  x
4025        24885
Johnson & Johnson           Common      478160104   2,371.98    42585  x
2400        40185
Kinder Morgan, Inc.         Common      49455P101   3,859.78    65100  x
27500        37600
Lear Corp.                  Common      521865105   4,953.69    83975  x
35200        48775
Liberty Media Corp.         Common      530718105   2,725.54   303175  x
127625       175550
Liberty Media International Common      530719103     561.60    15138  x
6380         8758
Lubrizol                    Common      549271104   2,436.15    66525  x
27600        38925
Magna International Inc. Cl Common      559222401   3,238.59    38025  x
16150        21875
MBNA Corp                   Common      55262L100   3,353.34   130025  x
67150        62875
McAfee, Inc.                Common      579064106   2,533.67   139750  x
57650        82100
Medtronic Inc.              Common      585055106   3,208.21    65850  x
28450        37400
Microfinancial Inc.         Common      595072109      84.07    24800  x
24800
Morgan Stanley              Common      617446448   1,747.21    33110  x
12950        20160
National City Corp.         Common      635405103   2,344.62    66970  x
37050        29920
Nationwide Financial Svcs.  Common      638612101     563.21    14975  x
5725         9250
Network Appliance, Inc.     Common      64120L104     257.50    11960  x
3435         8525
Noble Energy Inc.           Common      655044105   3,409.35    66850  x
27150        39700
Nortel Network              Common      656568102   3,349.81   671305  x
255925       415380
Nvidia Corp.                Common      67066G104   2,084.87   101850  x
14825        87025
Pepsico, Inc.               Common      713448108   2,701.81    50145  x
20350        29795
Pfizer                      Common      717081103   3,724.59   108652  x
39000        69652
Procter & Gamble            Common      742718109   4,304.46    79068  x
34750        44318
Progressive Corp-Ohio       Common      743315103   1,856.55    21765  x
9500        12265
QSound Labs, Inc.           Common      74728C307      84.24    12500  x
12500
Qualcomm, Inc.              Common      747525103     339.36     4650  x
700         3950
Quest Diagnostics Inc.      Common      74834L100     836.76     9850  x
9350          500
SBC Communications          Common      78387G103   2,169.31    89456  x
46430        43026
Scotts Company              Common      810186106   1,430.91    22400  x
15825         6575
SPX Corp.                   Common      784635104     335.53     7225  x
2700         4525
SS&C Technologies, Inc.     Common      85227Q100     304.34    16275  x
16275
St. Paul Companies          Common      792860108   1,132.28    27930  x
15250        12680
Tektronix Products, Inc.    Common      879131100     423.55    12450  x
4725         7725
Teleflex, Inc.              Common      879369106   1,376.62    27450  x
21450         6000
Tellabs, Inc.               Common      879664100     483.76    55350  x
20950        34400
Temple-Inland, Inc.         Common      879868107     579.97     8375  x
3125         5250
Texas Instruments           Common      882508104   2,355.91    97432  x
38150        59282
Torchmark Corp              Common      891027104     566.25    10525  x
3975         6550
Toro, Co.                   Common      891092108   1,035.28    14775  x
5550         9225
Transocean Offshore Inc.    Common      G90078109   4,011.08   138600  x
57950        80650
United States Steel CorporatCommon      912909108   3,053.16    86935  x
35825        51110
United Technologies         Common      913017109   2,119.59    23170  x
14175         8995
UnitedHealth Group Inc.     Common      91324P102     902.94    14505  x
800        13705
UTStarcom Inc               Common      918076100     597.74    19760  x
6205        13555
Varian Inc.                 Common      922206107     238.15     5650  x
2100         3550
Vishay Intrtechnology       Common      928298108     295.89    15925  x
15925
W.W. Grainger Inc.          Common      384802104   3,973.25    69100  x
29225        39875
Waters Corp.                Common      941848103   2,189.28    45820  x
24375        21445
Webster Financial Corp.     Common      947890109     367.93     7825  x
7825
Wellpoint Health Ntwk.      Common      94973H108   1,158.86    10346  x
1500         8846
Wells Fargo Co.             Common      949746101   3,300.74    57675  x
24500        33175
Whole Foods Market Inc.     Common      966837106     672.92     7050  x
2675         4375
XL Capital                  Common      G98255105   3,773.00    50000  x
21175        28825
Yankee Candle Corporation   Common      984757104     378.79    12950  x
4900         8050
zoltek Companies, Inc.      Common      98975W104     292.08    40850  x
40850